SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Schedule of selling, general and administrative expenses) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 20, 2021	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Selling, General and Administrative Expense [Abstract]
Accounting and legal	$ 68,195	$ 716,349	$ 665,248	$ 501,854
Depreciation and amortization		1,365,018	1,280,446	1,321,686
License fees, taxes and insurance		1,625,036	1,807,645	1,705,539
Office facilities and administrative		338,492	301,944	253,230
Operating lease cost		591,375	591,376	549,031
Other expenses		806,009	256,454	372,307
Professional fees and consulting		903,513	701,999	650,188
Salaries and wages		2,747,133	2,913,900	2,884,320
Sales, marketing, and promotion		83,672	83,770
Share-based compensation		209,441	366,469	494,435
Shareholder communications		18,128	26,781	15,834
Travel and entertainment		41,742	59,142	58,975
Selling, general and administrative expenses		$ 9,445,908	$ 9,055,174	$ 8,807,399